Description of Business - Additional Information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 24, 2021 USD ($) $ / shares shares	Nov. 23, 2020 Business	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Subsidiary Or Equity Method Investee [Line Items]
Condition for future business combination number of businesses minimum | Business		1
Total number of authorized shares of capital stock			550,000
Designated common stock, shares authorized			500,000	140,595
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001
Designated preferred stock, shares			50,000
Preferred stock, par value | $ / shares			$ 0.0001
Common stock shares converted	8,625,000
Direct and incremental costs incurred | $	$ 55,981
Gross proceeds from business combination and PIPE investment | $			$ 500,628
Offering costs offset amount | $			$ 55,981
Initial Public Offering | Subscription Agreement | Common Stock
Subsidiary Or Equity Method Investee [Line Items]
Issuance of Series C Preferred Stock for cash, net of offering costs (in Shares)	15,500
Shares issued, price per share | $ / shares	$ 10.00
Aggregate purchase price of newly issued shares | $	$ 155,000
Class A Common Stock
Subsidiary Or Equity Method Investee [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Shares issued and each share converted into right to receive shares of common stock	4.8846
Common stock shares converted			4,884.6000
Class A Common Stock | FWAA | Initial Public Offering
Subsidiary Or Equity Method Investee [Line Items]
Shares redeemed price per share | $ / shares	$ 10.00
Aggregate value of stock redeemed | $	$ 2
Class A Common Stock | FWAA | Initial Public Offering | Maximum
Subsidiary Or Equity Method Investee [Line Items]
Redemption of shares, right exercised	1,000